iShares
®
Currency Hedged MSCI Emerging Markets ETF
Schedule of Investments
(unaudited)
November 30, 2025
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Investment Companies
(a)
Exchange-Traded Funds  —  100.0%
iShares MSCI Emerging Markets ETF
(b)
.......... 3,470,167 $ 188,499,472
a
Total Long-Term Investments — 100.0%
(Cost: $156,762,224) ................................ 188,499,472
a
Short-Term Securities
Money Market Funds  —  13.1%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 4.11%
(a)(c)(d)
...................... 23,240,218 23,251,838
BlackRock Cash Funds: Treasury, SL Agency Shares,
3.94%
(a)(c)
............................ 1,498,825 1,498,825
a
Total Short-Term Securities — 13.1%
(Cost: $24,749,106) ................................. 24,750,663
Total Investments — 113.1%
(Cost: $181,511,330) ................................ 213,250,135
Liabilities in Excess of Other Assets — (13.1)% .............. (24,718,222)
Net Assets — 100.0% ................................. $ 188,531,913
(a)
Affiliate of the Fund.
(b)
All or a portion of this security is on loan.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
11/30/25
  Shares Held
at 11/30/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL
Agency Shares ... $ 18,300,889  $ 4,957,620
(a)
$ —  $ (6,671) $ —  $ 23,251,838  23,240,218  $ 31,699
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency
Shares ......... 130,000  1,368,825
(a)
—  —  —  1,498,825  1,498,825  7,740  —
iShares MSCI Emerging
Markets ETF ..... 175,753,010  2,293,325  (5,029,538) 860,705  14,621,970  188,499,472  3,470,167  —  —
$ 854,034  $ 14,621,970
$ 213,250,135
$ 39,439  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Forward Foreign Currency Exchange Contracts
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
BRL 17,996,000 USD 3,364,896 Goldman Sachs & Co. 12/03/25 $ 5,621
BRL 18,169,000 USD 3,398,016 HSBC Bank PLC 12/03/25 4,902
BRL 132,000 USD 24,718 JPMorgan Chase Bank N.A. 12/03/25 5
CLP 3,986,000 USD 4,274 Goldman Sachs & Co. 12/03/25 20
CNH 193,000 USD 27,166 Barclays Bank PLC 12/03/25 137
CNH 52,570,320 USD 7,436,842 HSBC Bank PLC 12/03/25 221
CNH 622,000 USD 87,484 State Street Bank & Trust Company 12/03/25 509
EUR 12,000 USD 13,907 BNP Paribas SA 12/03/25 17

Schedule of Investments
(unaudited) (continued)
November 30, 2025
iShares
®
Currency Hedged MSCI Emerging Markets ETF
2
Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
EUR 3,390,000 USD 3,925,897 JPMorgan Chase Bank N.A. 12/03/25 $ 7,905
IDR 130,835,000 USD 7,817 JPMorgan Chase Bank N.A. 12/03/25 40
MXN 247,000 USD 13,445 Barclays Bank PLC 12/03/25 50
MXN 771,000 USD 41,390 Deutsche Bank Securities Inc. 12/03/25 734
MXN 67,149,000 USD 3,665,148 Goldman Sachs & Co. 12/03/25 3,625
MYR 116,000 USD 27,756 Goldman Sachs & Co. 12/03/25 316
THB 678,000 USD 20,950 HSBC Bank PLC 12/03/25 111
TRY 126,000 USD 2,944 Goldman Sachs & Co. 12/03/25 18
TRY 35,942,000 USD 844,160 HSBC Bank PLC 12/03/25 740
TWD 599,744,500 USD 19,094,062 Goldman Sachs & Co. 12/03/25 10,478
TWD 599,744,500 USD 19,083,309 HSBC Bank PLC 12/03/25 21,232
USD 46,741,391 HKD 363,074,000 Goldman Sachs & Co. 12/03/25 104,909
USD 15,488,772 INR 1,377,542,500 Goldman Sachs & Co. 12/03/25 86,417
USD 14,001,085 INR 1,245,074,500 HSBC Bank PLC 12/03/25 79,860
USD 14,766,507 KRW 21,073,402,500 Goldman Sachs & Co. 12/03/25 432,189
USD 10,286,429 KRW 14,680,174,500 HSBC Bank PLC 12/03/25 300,842
USD 21,639,600 TWD 665,920,500 Goldman Sachs & Co. 12/03/25 427,059
USD 17,522,788 TWD 538,650,500 HSBC Bank PLC 12/03/25 364,364
ZAR 410,000 USD 23,844 BNP Paribas SA 12/03/25 115
ZAR 1,142,000 USD 65,758 State Street Bank & Trust Company 12/03/25 977
CNH 5,000 USD 709 BNP Paribas SA 01/06/26 —
HKD 7,815,000 USD 1,004,764 Goldman Sachs & Co. 01/06/26 56
IDR 362,451,000 USD 21,766 Goldman Sachs & Co. 01/06/26 3
USD 586,082 CLP 542,094,000 Goldman Sachs & Co. 01/06/26 1,690
USD 586,373 CLP 542,094,000 HSBC Bank PLC 01/06/26 1,982
USD 45,526,355 HKD 353,979,000 JPMorgan Chase Bank N.A. 01/06/26 13,222
USD 2,229,721 MYR 9,162,000 Goldman Sachs & Co. 01/06/26 9,369
USD 1,956,169 THB 62,786,000 JPMorgan Chase Bank N.A. 01/06/26 775
USD 783,127 TRY 34,217,000 HSBC Bank PLC 01/06/26 306
USD 749,745 TWD 23,542,000 Goldman Sachs & Co. 01/06/26 93
USD 6,506,098 ZAR 111,558,000 State Street Bank & Trust Company 01/06/26 3,665
ZAR 544,000 USD 31,684 Deutsche Bank Securities Inc. 01/06/26 25
1,884,599
CLP 542,094,000 USD 585,850 Goldman Sachs & Co. 12/03/25 (1,792)
CLP 542,094,000 USD 586,065 HSBC Bank PLC 12/03/25 (2,007)
HKD 1,301,000 USD 167,234 Goldman Sachs & Co. 12/03/25 (122)
HKD 6,451,000 USD 830,483 HSBC Bank PLC 12/03/25 (1,859)
HKD 353,979,000 USD 45,482,488 JPMorgan Chase Bank N.A. 12/03/25 (14,250)
HKD 1,343,000 USD 172,903 UBS AG 12/03/25 (396)
IDR 17,793,512,500 USD 1,068,641 Goldman Sachs & Co. 12/03/25 (123)
IDR 17,793,512,500 USD 1,068,581 HSBC Bank PLC 12/03/25 (62)
INR 1,321,769,000 USD 14,790,623 Goldman Sachs & Co. 12/03/25 (11,873)
INR 1,291,353,000 USD 14,443,049 HSBC Bank PLC 12/03/25 (4,382)
INR 9,495,000 USD 107,172 JPMorgan Chase Bank N.A. 12/03/25 (1,008)
KRW 17,811,306,000 USD 12,133,042 Goldman Sachs & Co. 12/03/25 (17,632)
KRW 17,811,306,000 USD 12,129,820 HSBC Bank PLC 12/03/25 (14,409)
KRW 130,965,000 USD 89,804 JPMorgan Chase Bank N.A. 12/03/25 (721)
MYR 9,035,000 USD 2,195,661 Goldman Sachs & Co. 12/03/25 (9,182)
THB 62,786,000 USD 1,952,969 JPMorgan Chase Bank N.A. 12/03/25 (2,656)
TWD 672,000 USD 21,850 Goldman Sachs & Co. 12/03/25 (444)
TWD 4,410,000 USD 141,814 JPMorgan Chase Bank N.A. 12/03/25 (1,336)
USD 3,390,132 BRL 18,377,000 Goldman Sachs & Co. 12/03/25 (51,742)
USD 3,304,444 BRL 17,920,000 HSBC Bank PLC 12/03/25 (51,838)
USD 600,640 CLP 565,902,500 Goldman Sachs & Co. 12/03/25 (9,069)
USD 554,817 CLP 522,271,500 HSBC Bank PLC 12/03/25 (7,883)

iShares
®
Currency Hedged MSCI Emerging Markets ETF
Schedule of Investments
(unaudited) (continued)
November 30, 2025
3
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based
Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 179,381 CNH 1,275,000 Goldman Sachs & Co. 12/03/25 $ (992)
USD 7,331,554 CNH 52,110,320 HSBC Bank PLC 12/03/25 (40,433)
USD 3,933,044 EUR 3,402,000 Morgan Stanley & Co. International PLC 12/03/25 (14,683)
USD 1,100,851 IDR 18,339,699,500 Goldman Sachs & Co. 12/03/25 (466)
USD 1,043,357 IDR 17,378,160,500 HSBC Bank PLC 12/03/25 (219)
USD 45,462 MXN 846,000 HSBC Bank PLC 12/03/25 (760)
USD 3,617,876 MXN 67,321,000 State Street Bank & Trust Company 12/03/25 (60,294)
USD 2,185,418 MYR 9,151,000 Goldman Sachs & Co. 12/03/25 (29,133)
USD 1,960,604 THB 63,464,000 Morgan Stanley & Co. International PLC 12/03/25 (10,769)
USD 837,294 TRY 36,068,000 HSBC Bank PLC 12/03/25 (10,568)
USD 6,513,039 ZAR 113,110,000 Morgan Stanley & Co. International PLC 12/03/25 (96,748)
ZAR 111,558,000 USD 6,522,611 State Street Bank & Trust Company 12/03/25 (3,518)
CNH 1,474,000 USD 209,007 Goldman Sachs & Co. 01/06/26 (9)
KRW 1,610,822,000 USD 1,100,168 Goldman Sachs & Co. 01/06/26 (545)
MXN 1,070,000 USD 58,256 Morgan Stanley & Co. International PLC 01/06/26 —
MYR 29,000 USD 7,061 Goldman Sachs & Co. 01/06/26 (33)
THB 1,168,000 USD 36,425 Barclays Bank PLC 01/06/26 (49)
THB 1,106,000 USD 34,493 Morgan Stanley & Co. International PLC 01/06/26 (48)
TRY 179,000 USD 4,097 BNP Paribas SA 01/06/26 (2)
TWD 46,642,000 USD 1,490,541 Goldman Sachs & Co. 01/06/26 (5,310)
USD 3,832,325 BRL 20,635,000 Goldman Sachs & Co. 01/06/26 (3,825)
USD 3,343,279 BRL 17,996,000 HSBC Bank PLC 01/06/26 (2,268)
USD 126,352 CLP 117,302,000 Goldman Sachs & Co. 01/06/26 (103)
USD 7,453,712 CNH 52,570,320 HSBC Bank PLC 01/06/26 (214)
USD 3,899,760 EUR 3,361,000 JPMorgan Chase Bank N.A. 01/06/26 (7,673)
USD 8,135 EUR 7,000 UBS AG 01/06/26 (3)
USD 1,242,212 IDR 20,699,789,500 Goldman Sachs & Co. 01/06/26 (1,059)
USD 1,067,745 IDR 17,793,512,500 HSBC Bank PLC 01/06/26 (969)
USD 15,259,477 INR 1,366,676,000 Goldman Sachs & Co. 01/06/26 (3,047)
USD 14,413,226 INR 1,291,353,000 HSBC Bank PLC 01/06/26 (8,120)
USD 12,897,244 KRW 18,901,871,000 Goldman Sachs & Co. 01/06/26 (6,061)
USD 12,150,755 KRW 17,811,306,000 HSBC Bank PLC 01/06/26 (8,079)
USD 1,414 MXN 26,000 BNP Paribas SA 01/06/26 (2)
USD 3,652,337 MXN 67,149,000 Goldman Sachs & Co. 01/06/26 (3,599)
USD 3,065 TRY 134,000 BNP Paribas SA 01/06/26 (1)
USD 19,075,843 TWD 599,744,500 Goldman Sachs & Co. 01/06/26 (21,938)
USD 19,078,452 TWD 599,744,500 HSBC Bank PLC 01/06/26 (19,328)
USD 229,907 ZAR 3,948,000 Morgan Stanley & Co. International PLC 01/06/26 (212)
(565,866)
$ 1,318,733

Schedule of Investments
(unaudited) (continued)
November 30, 2025
iShares
®
Currency Hedged MSCI Emerging Markets ETF
4
on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ..................................... $ 188,499,472  $ —  $ —  $ 188,499,472
Short-Term Securities
Money Market Funds ...................................... 24,750,663  —  —  24,750,663
$ 213,250,135  $ —  $ —  $ 213,250,135
Derivative Financial Instruments
(a)
Assets
Foreign Currency Exchange Contracts ............................ $ —  $ 1,884,599  $ —  $ 1,884,599
Liabilities
Foreign Currency Exchange Contracts ............................ —  (565,866) —  (565,866)
$ —  $ 1,318,733  $ —  $ 1,318,733
(a)
Derivative financial instruments are forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Currency Abbreviation
BRL Brazilian Real
CLP Chilean Peso
CNH Chinese Yuan
EUR Euro
HKD Hong Kong Dollar
IDR Indonesian Rupiah
INR Indian Rupee
KRW South Korean Won
MXN Mexican Peso
MYR Malaysian Ringgit
THB Thai Baht
TRY Turkish Lira
TWD New Taiwan Dollar
USD United States Dollar
ZAR South African Rand
Fair Value Hierarchy as of Period End (continued)